PROSPECTUS SUPPLEMENT                                          63276 7/00
dated July 24, 2000 to:

Putnam International Growth and Income Fund (the "fund")
Prospectus dated October 30, 1999

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                  Since    Experience
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Deborah F. Kuenstner     1997     1997 - Present        Putnam Management
Managing Director                 Prior to March 1997   Dupont Pension Fund
                                                        Investment
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Colin Moore              2000     2000 - Present        Putnam Management
Managing Director                 Prior to May 2000     Rockefeller & Co., Inc.
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George W. Stairs         1997     1994 - Present        Putnam Management
Senior Vice President
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